FINANCIAL INSTRUMENTS - Fair Value Measurement (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
FINANCIAL INSTRUMENTS
Change in fair value of marketable securities	$ 3,644,064	$ (2,728,913)
Fair value of Level 3 | Marketable securities
FINANCIAL INSTRUMENTS
Change in fair value of marketable securities	$ 522,800